NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund	Nationwide International Index Fund
Nationwide Amundi Global High Yield Fund	Nationwide International Small Cap Fund
Nationwide Amundi Strategic Income Fund	Nationwide Long/Short Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard International Equities Fund	Nationwide Loomis Core Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Fund	Nationwide Mellon Disciplined Value Fund
Nationwide Bond Index Fund	Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Core Plus Bond Fund	(formerly, Nationwide Dynamic U.S. Growth Fund)
Nationwide Diamond Hill Large Cap Concentrated	Nationwide Mid Cap Market Index Fund
Fund	Nationwide S&P 500 Index Fund
Nationwide Emerging Markets Debt Fund	Nationwide Small Cap Index Fund
Nationwide Fund	Nationwide Small Company Growth Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Global Sustainable Equity Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Money Market Fund	Nationwide Ziegler NYSE Arca Tech 100 Index
Nationwide Inflation-Protected Securities Fund	Fund

Supplement dated March 30, 2020
to the Statement of Additional Information (“SAI”) dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the following information is added on page 35 of the SAI under the “Additional Information on Portfolio Instruments, Strategies and Investment Policies” section:

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.  Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.  These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives.  Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE